Note 6 - Net Sales - Reconciliation Between Gross Sales and Net Sales (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018
Statement Line Items [Line Items]
Gross sales and/or services	R$ 85,221.2	R$ 76,286.6	R$ 73,628.9
Excise duty	(18,259.7)	(16,431.3)	(15,876.6)
Discounts	(8,582.5)	(7,850.2)	(7,521.0)
Total	R$ 58,379.0	R$ 52,005.1	R$ 50,231.3

[1]	2019 restated to reflect the change in accounting policy, as Note 3.